Statements Of Changes In Trust Capital (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements Of Changes In Trust Capital [Abstract]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%	7.00%	7.00%